Employment, Post-Employment Benefits and Share Compensation Plans - Assumptions used for calculation of employee benefit plan (Details) - France	Dec. 31, 2023	Dec. 31, 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Discount Rate	3.25%	3.35%
Salary Increase	3.00%	3.00%